Accounting Policies, by Policy (Policies)	12 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Basis of presentation
(a)	Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with U.S. GAAP. Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

Comparability and Reclassification Adjustment

To conform to the current year’s presentation relating to discontinued operation of the Divested Business (Note 4), the Group has reclassified certain comparative balances in the consolidated balance sheet as of June 30, 2025 and certain comparative amounts in the consolidated statements of operations and comprehensive income for the years ended June 30, 2024 and 2025. The assets and liabilities of the discontinued operation have been classified as assets held-for-sale and liabilities held-for-sale in the consolidated balance sheet as of June 30, 2025. The results of discontinued operation for the years ended June 30, 2024 and 2025 have been reflected separately in the consolidated statements of operations and comprehensive income as a single line item for all periods presented in accordance with U.S. GAAP. Cash flows from discontinued operation of the three categories for the years ended June 30, 2024 and 2025 were separately presented in the consolidated statements of cashflows for all periods presented in accordance with U.S. GAAP. These reclassifications had no impact on net income or loss, total assets and liabilities, shareholders’ equity, or cash flows as previously reported.

Principles of consolidation
(b)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, and the consolidated VIEs (including the VIEs’ subsidiaries).

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

A consolidated VIE is an entity in which the Company, or its subsidiaries, through contractual arrangements, has the power to direct the activities that most significantly impact the entity’s economic performance, and the right to receive benefit from the entity that could potentially be significant to the entity, and therefore the Company or its subsidiaries shall be deemed to have a controlling financial interest in the entity and is the primary beneficiary of the entity. There has been no consolidated VIE since September 30, 2025.

All significant intercompany transactions and balances between the Company, its subsidiaries and the consolidated VIEs have been eliminated upon consolidation.

Use of estimates
(c)	Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities and related disclosure of contingent assets and liabilities at the balance sheet date, and the reported revenues and expense during the reporting period and disclosed in the consolidated financial statements and accompanying notes.

Significant accounting estimates reflected in the Group’s consolidated financial statements include, but are not limited to, provision of credit losses of receivables, inventory write down, fair value of short-term investments, initial measurement of leases, depreciation and amortization of long-lived assets, impairment of goodwill, valuation of intangible assets and remeasurement of previously-held investments in connection with the business combination transaction, the valuation allowance of deferred tax assets, withholding tax on undistributed earnings, fair value of non-controlling interests, as well as the valuation and recognition of share-based compensation arrangements. Actual results could differ from those estimates and such differences may be material to the consolidated financial statements.

Functional currency and foreign currency translation
(d)	Functional currency and foreign currency translation

The Group’s reporting currency is Renminbi (“RMB”). The functional currency of the Company and the Group’s subsidiaries incorporated in the Cayman Islands, BVI, Singapore, and Hong Kong is United States dollars (“US$”) and the Hong Kong dollar (“HKD”), while the functional currency of subsidiaries incorporated in Vietnam and Indonesia is the Vietnamese dong and the Indonesian rupiah, respectively. The Group’s PRC subsidiaries determined their functional currency to be RMB. The determination of the respective functional currency is based on the criteria set out by ASC 830, Foreign Currency Matters.

Transactions denominated in foreign currencies other than functional currency are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies other than functional currency are remeasured into the functional currency at the exchange rates prevailing at the balance sheet date. Exchange gains or losses arising from foreign currency transactions are recorded in the consolidated statements of operations and comprehensive income.

The financial statements of the Group’s non-PRC entities are translated from their respective functional currency into RMB. Assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Revenues, expenses, gains and losses are translated into RMB using the average exchange rates for the relevant period.

The resulting foreign currency translation adjustments are recorded as a component of accumulated other comprehensive loss in the consolidated statement of changes in shareholders’ equity and a component of other comprehensive loss in the consolidated statement of operations and comprehensive income.

Convenience translation
(e)	Convenience translation

Translations of the consolidated balance sheet, the consolidated statement of operations and comprehensive income and the consolidated statement of cash flows from RMB into US$ as of and for the year ended June 30, 2026 are solely for the convenience of the readers and have been calculated at the rate of US$1.00=RMB6.7851, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on June 30, 2026. No representation is made that the RMB amounts could have been, or could be, converted, realized, or settled into US$ at that rate on June 30, 2026, or at any other rate.

Cash and cash equivalents
(f)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, time deposits, and funds held in deposit accounts with banks, which are highly liquid and have original maturities of three months or less and are unrestricted as to withdrawal or use.

Restricted cash
(g)	Restricted cash

Cash that is legally or contractually restricted as to withdrawal or for use or pledged as security is reported separately on the face of the consolidated balance sheets. In accordance with Accounting Standards Codification (“ASC”) 230, the amounts generally described as restricted cash and restricted cash equivalents are included in the total cash, cash equivalents and restricted cash balances in the consolidated statements of cash flows.

Accounts receivable
(h)	Accounts receivable

Accounts receivable are recorded at the invoiced amount and do not bear interest. Accounts receivable mainly represent receivable from sales of pop toy products.

The Group’s other receivables which were recorded as a component of the prepaid expenses and other current assets and other non-current assets are within the scope of ASC Topic 326.

To estimate expected credit losses, in accordance with ASC Topic 326, the Group has identified the relevant risk characteristics of its customers and the counterparties and the related accounts receivable and other receivables which include size, type of the services or the products the Group provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the past collection experience, current economic conditions, future economic conditions (external data and macroeconomic factors) and changes in the Group’s customer collection trends. This is assessed at each quarter based on the Group’s specific facts and circumstances. The allowance for credit losses and corresponding receivables is written off when they are determined to be uncollectible.

Inventories, net
(i)	Inventories, net

Inventories, mainly consisting of products available for sale and raw materials, are recorded at the lower of cost or net realizable value. Cost of inventories is determined using the weighted average cost method. Net realizable value is based on estimated selling prices in the ordinary course of business, less reasonably predictable selling cost. Write-down is recorded when future estimated net realizable value is less than cost, which is recorded in cost of revenues in the consolidated statements of operations and comprehensive income. The Group recorded nil, RMB148 and RMB2,143 inventory obsolescence impairment for the years ended June 30, 2024, 2025 and 2026, respectively.

Fair value measurement
(j)	Fair value measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact, and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

●	Level 1 applies to assets or liabilities for which there are quoted prices, in active markets for identical assets or liabilities.

●	Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

●	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying amount of cash and cash equivalents, restricted cash, accounts receivable, amounts due from related parties, other receivables, accounts payables, and accrued expenses and other current liabilities approximate their fair values because of their short-term nature. Operating lease liabilities are measured at amortized cost using discounted rates reflected time value of money, thus the carrying amount approximates its fair value. The Group’s short-term investments mainly consisted of wealth management products which contain variable returns, and are measured at fair value (Note 2(k)).

Accounting guidance also describes three main approaches to measure the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

The Group’s non-financial assets, such as property and equipment, intangible assets and goodwill, would be measured at fair value only if they were determined to be impaired.

Short-term investments
(k)	Short-term investments

Short-term investments include (i) wealth management products with variable interest rates or principal non-guaranteed issued by certain financial institutions; (ii) investment in equity securities of publicly listed companies for which the Group does not have significant influence. In accordance with ASC 825, Financial Instruments, for financial products with variable returns referenced to performance of underlying assets, the Group elected the fair value method at the date of initial recognition and carries these investments at fair value. Fair value is estimated based on quoted prices of similar products provided by financial institutions at the end of each reporting period. Investments in marketable securities are accounted for pursuant to ASC 321 and reported at their readily determinable fair value as quoted by market exchanges in the consolidated balance sheets with change in fair value recognized in earnings. Changes in the fair value of these investments are reflected in the consolidated statements of operations and comprehensive income as investment income and included in “Others, net”.

Prepayments and other current assets
(l)	Prepayments and other current assets

Prepayments and other current assets mainly consist of prepayments for promotion fees and other service fees, prepaid input value-added tax, deposits, receivables from third party payment platforms and third-party e-commerce platforms and receivables of consideration for Divested Business. Prepayments and other current assets are stated at the historical carrying amount net of the allowance for credit losses. The Group reviews other assets on a periodic basis and makes allowances when there is doubt as to the collectability of individual balances. Other assets are written off when they are determined to be uncollectible.

Property and equipment, net
(m)	Property and equipment, net

Property and equipment are recorded at cost, less accumulated depreciation and impairment. Depreciation of property and equipment is calculated on a straight-line basis, after consideration of expected useful lives and estimated residual values. The Group has not recorded any impairments of property and equipment for the period presented. The estimated useful lives of these assets are generally as follows:

Category	Estimated useful life

Leasehold improvements	Shorter of the lease term or estimated economic life
Computer and electronic equipment	3 years
Molds	3-5 years
Furniture	3-5 years
Motor vehicles	4 years

Repairs and maintenance costs are charged to expenses as incurred, whereas the costs of renewals and betterment that extend the useful lives of property, plant and equipment are capitalized as additions to the related assets. Gains and losses from the disposal of property and equipment are included in the consolidated statements of operations and comprehensive income.

Intangible assets
(n)	Intangible assets

Intangible assets mainly include those acquired through business combinations and purchased intangible assets. Intangible assets acquired through business combinations are recognized as assets separate from goodwill if they satisfy either “contractual-legal” or “separability” criterion. Intangible assets arising from business combinations are recognized and measured at fair value upon acquisition. Purchased intangible assets are initially recognized and measured at cost upon acquisition. Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives based on either an accelerated method that reflects the pattern in which economic benefits of the intangible assets are consumed if that pattern can be reliably determined and results in higher amortization in the earlier years of the assets’ useful life, or using a straight-line method as follows:

Category	Estimated useful life

Software	1 year to 2 years
Intellectual property rights (“IP Rights”)	10 years
Licensed intellectual properties (“Licensed IPs”)	2-10 years
Channel relationship	3 years

Separately identifiable amortizable intangible assets and other long-lived assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amounts of such assets may not be recoverable. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. Measurement of any impairment loss for identifiable intangible assets is based on the amounts by which the carrying amounts of the assets exceed the fair values of the assets.

Intangible assets with an indefinite useful life mainly consist of the Group’s brand name. Intangible assets with an indefinite life are not amortized and are tested for impairment annually or more frequently if events or changes in circumstances indicate that they might be impaired.

Goodwill
(o)	Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations. Goodwill is not amortized, but tested for impairment annually or more frequently if event and circumstances indicate that it might be impaired.

Goodwill is tested for impairment at the reporting unit level on an annual basis and between annual tests if an event occurs or circumstances change that would more-likely-than-not reduce the fair value of a reporting unit below its carrying value. These events or circumstances include a significant change in stock prices, business environment, legal factors, financial performances, competition, or events affecting the reporting unit. Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit.

The Group first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount. If as a result of the qualitative assessment, it is more likely than not that the fair value of the reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. If the carrying amount of each reporting unit exceeds its fair value, an impairment loss equal to the difference between the fair value of the reporting unit and its carrying amount will be recorded.

Long-term investments
(p)	Long-term investments

Investments in common stock or in-substance common stock and limited-partnership investments in entities over which the Group can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC 323 Investments-Equity Method and Joint Ventures. The Group adjusts the carrying amount of equity method investment for its share of the income or losses of the investee and reports the recognized income or losses in the consolidated statements of comprehensive income/(loss). When the Group’s share of losses in the equity investee equals or exceeds its interest in the equity investee, the Group does not recognize further losses, unless the Group has incurred obligations or made payments or guarantees on behalf of the equity investee, or the Group holds other investments in the equity investee. The Group’s share of the income or losses of an investee is based on the shares of common stock and in-substance common stock held by the Group.

The Group continually reviews its investment in equity investees under the equity method to determine whether a decline in fair value to below the carrying value is other-than-temporary. The primary factors the Group considers in its determination are the duration and severity of the decline in fair value, the financial condition, operating performance and the prospects of the equity investee, and other company specific information such as recent financing rounds.

Impairment of long-lived assets other than goodwill and indefinite-lived intangible assets
(q)	Impairment of long-lived assets other than goodwill and indefinite-lived intangible assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will affect the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets.

Operating Leases
(r)	Operating Leases

The Group accounts for leases in accordance with ASC 842, Leases (“ASC 842”), which requires lessees to recognize leases on the balance sheet and disclose key information about leasing arrangements.

The Group has operating leases primarily for office space, offline stores and warehouses. The determination of whether an arrangement is a lease or contains a lease is made at inception by evaluating whether the arrangement conveys the right to use an identified asset and whether the Group obtains substantially all the economic benefits from and has the ability to direct the use of the asset. The Group elects not to apply the recognition requirements of ASC 842 to short-term leases. Variable lease payments are the payments made by a lessee to a lessor for the right to use an underlying asset that vary because of changes in facts or circumstances occurring after the commencement date, other than the passage of time. Variable lease payments are recorded in the period in which the obligation for the payment is incurred. Other operating leases are included in operating lease right-of-use assets, operating lease liabilities, current portion, and operating lease liabilities, non-current portion on the consolidated balance sheets.

The Group uses the implicit rate when readily determinable, or its incremental borrowing rate based on the information available, at the commencement date in determining the present value of lease payments. Certain leases include renewal options and/or termination options. Renewal options are included in the lease term if the Group is reasonably certain to exercise those options while options to terminate the lease are only included in the lease term if the Group is reasonably certain not to exercise those options. Lease expenses are recorded on a straight-line basis over the lease term.

Treasury stock
(s)	Treasury stock

The Group accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury stock account on the consolidated balance sheets. Treasury stock is shown separately in the shareholders’ equity before the ultimate disposition of those shares acquired. When the treasury shares are reissued, the Group reduces treasury shares at an amount equal to its cost, and record the reissuance gain in additional paid-in capital; in the case of reissuance loss, the Group record the reissuance loss in additional paid-in capital to the extent of prior reissuance gains, the remaining is recorded against retained earnings, or in the absence of retained earnings, by charging against additional paid-in capital. Once additional paid-in capital has been exhausted, additional charges are recorded by increasing the accumulated deficit. At retirement or cancellation of the treasury stock, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury stock over the aggregate par value is charged to retained earnings.

Net (loss)/income per ordinary share
(t)	Net (loss)/income per ordinary share

Basic net (loss)/income per ordinary share is computed by dividing net (loss)/income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. For the calculation of diluted net (loss)/income per ordinary share, the weighted average number of ordinary shares is adjusted by the effect of potential dilutive ordinary shares, including ordinary shares issuable upon the exercise of outstanding share options using the treasury stock method. The effect mentioned above is not included in the calculation of the diluted net (loss)/income per ordinary share when inclusion of such effect would be anti-dilutive.

The shares repurchased by the Company are excluded from the number of shares outstanding for purposes of computing basic and diluted net (loss)/income per ordinary share in accordance with ASC 260.

Non-controlling interests
(u)	Non-controlling interests

The Group’s consolidated financial statements include entities in which the Company has a controlling financial interest. Earnings or losses attributable to non-controlling interest shareholders of its subsidiaries and VIEs are classified separately as “Non-controlling interests” in the Company’s consolidated statements of operations and comprehensive income.

Business combination
(v)	Business combination

The Group accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805, Business Combinations. The purchase price of the acquisition is allocated to the tangible assets, liabilities, identifiable intangible assets acquired and non-controlling interest, if any, based on their estimated fair values as of the acquisition date. The excess of the purchase price over those fair values is recorded as goodwill. Acquisition-related expenses are expensed as incurred.

Considerations transferred in a business combination are measured at the fair value as of the date of acquisition. Where the consideration in an acquisition includes contingent consideration, and the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and is recorded as a liability. It is subsequently carried at fair value with changes in fair value reflected in earnings.

In a business combination achieved in stages, the Group remeasures the previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the remeasurement gain or loss, if any, is recognized in the consolidated statements of operations and comprehensive income.

Discontinued operation
(w)	Discontinued operation

A discontinued operation may include a component of an entity or a group of components of an entity, or a business or non-profit activity. A disposal of a component of an entity or a group of components of an entity is reported in discontinued operation if the disposal results from strategic shift that has (or will have) a major effect on an entity’s operations and financial results when any of the following occurs: (1) the component of an entity or group of components of an entity meets the criteria to be classified as held for sale; (2) the component of an entity or group of components of an entity is disposed of by sale; (3) the component of an entity or group of components of an entity is disposed of other than by sale (for example, by abandonment or in a distribution to owners in a spinoff). For any component classified as held for sale or disposed of by sale or other than by sale that qualify for presentation as a discontinued operation in the period, the Group has reported the assets and liabilities of the discontinued operation as current assets held for sale, non-current assets held for sale, current liabilities held for sale, and non-current liabilities held for sale in the consolidated balance sheets. The results of discontinued operation were reflected separately in the consolidated statements of operations and comprehensive income as a single line item for all periods presented in accordance with U.S. GAAP. Cash flows from discontinued operation of the three categories were separately presented in the consolidated statements of cash flows for all periods presented in accordance with U.S. GAAP.

Revenue recognition
(x)	Revenue recognition

The Group recognizes revenue from the sale of pop toy products in accordance with ASC 606, Revenue from Contracts with Customers. Under ASC 606, the Group determines revenue recognition through the following steps:

-	Identification of the contract, or contracts, with a customer;

-	Identification of the performance obligations in the contract;

-	Determination of the transaction price, including the constraint on variable consideration;

-	Allocation of the transaction price to the performance obligations in the contract;

-	Recognition of revenue when (or as) the Group satisfies a performance obligation.

Revenue is recognized when control of the promised goods or services is transferred to customers and is measured at the fair value of the consideration received or receivable, representing amounts billed or billable for goods supplied or services rendered. Such amounts are stated net of discounts, sales incentives, return allowances and value-added taxes (“VAT”) collected from customers and remitted to tax authorities. Return allowances, which reduce revenue, are estimated using the most likely amount method based on the Group’s historical return data and its analysis of returns patterns by product category.

The Group’s revenue is predominantly derived from its pop toy business, following the disposal of the Divested Business on September 30, 2025. The Group sells its pop toy products through multiple channels, including distributors, online platforms, self-operated offline retail stores and roboshop machines.

For sales to distributors, revenue is recognized upon delivery to the contractual shipping destination. At that point, the Group has no remaining performance obligations that could affect the distributors’ acceptance of the products. The significant risks and rewards of ownership, including those related to obsolescence and loss, have also been passed to the distributors upon delivery. A receivable is recognized at the time of delivery, as the Group’s right to consideration becomes unconditional and only the passage of time is required before payment falls due. In cases where customers make advance payments, the Group’s records such amounts as contract liabilities upon receipt and subsequent recognizes them as revenue when control of the products is transferred to the customers.

For sales made through online platforms, including self-developed online platform or third-party e-commerce platforms, revenue is recognized at the point in time when the end customers receive the delivered products. The transaction price for such sales is recorded net of estimated sales discounts at the time of sale. Consideration paid by end customers upon placement of orders and is collected immediately if the orders are placed through self-developed online platform, or after the delivery of the products through settlement with the third-party products through settlement with the third-party e-commerce platforms. Commissions to the third-party e-commerce platforms represent incremental costs to obtain contracts. The Group applies the practical expedient to expense the commissions as incurred, as the expected amortization period is less than one year.

For sales through self-operated retail stores and roboshops, revenue is recognized at the point when customers place purchase orders by making payment and simultaneously take physical possession of the products. The transactions are settled contemporaneously in cash, by credit or debit cards, or through third-party payment service providers. The Group does not have material performance obligations subsequent to the point of sale for this channel.

Other revenue includes sales or services related to various other offerings, such as IP licensing and operation services. Revenue is recognized when the relevant services are rendered and the customer simultaneously receives and consumes the benefits provided by the Group.

Practical expedients

The Group has used the following practical expedients as allowed under ASC 606:

(i)	The effects of a significant financing component have not been adjusted for contracts which the Group expects, at contract inception, that the period between when the Group transfers a promised good or service to the customer and when the customer pays for that good or service will be one year or less.

(ii)	The Group expenses the costs to obtain a contract as incurred when the expected amortization period is one year or less.

Contract balances

Timing of revenue recognition may differ from the timing of invoicing to customers.  The Group recognizes contract assets or contract liabilities and accounts receivable in the consolidated balance sheets, depending on the relationship between the Group’s performance and the customer’s payment. Accounts receivable represents amounts invoiced and revenue recognized prior to invoicing, when the Group has satisfied its performance obligations and has the unconditional right to payment, and a contract asset if not yet has the unconditional right to receive consideration.

Contract liability is related to the payments received by the Group in advance from customers before the control of the products transferred or the services rendered.

As of June 30, 2025, the Group’s contract liabilities were RMB1,665, substantially all of which was recognized as revenue for the year ended June 30, 2026. The Group’s contract liabilities were RMB7,111 as of June 30, 2026, which are expected to be recognized as revenue within one year.

Revenue Disaggregation

The following table sets forth a breakdown of the Group’s revenues disaggregated by business line:

	For the years ended June 30,
	2024	2025	2026
	RMB	RMB	RMB

Revenue from sales of pop toy products	-	65,781	592,675
-Distributors	-	51,953	446,274
-Online platforms	-	12,820	126,035
-Self-operated offline retail stores and roboshop machines	-	1,008	20,366
Others	-	-	4,123
Total revenues	-	65,781	596,798

Cost of revenues
(y)	Cost of revenues

Cost of revenues mainly consists of costs of goods sold, license fee, supply chain related personnel costs, warehousing costs and molds depreciation, freight expenses, impairment of inventories and physical inventories loss.

Sales and marketing expenses
(z)	Sales and marketing expenses

Sales and marketing expenses consist primarily of: (i) marketing and promotional expenses, including costs related to the promotion of brand influence and IP product marketing, offline campaign execution and online traffic acquisition; (ii) salaries and benefits (including share-based compensation expenses) related to the Group’s sales and marketing team; (iii) operating expenses associate with retail stores and roboshops, including rental expenses, depreciation and other related expenses; (iv) commissions and e-commerce platform service charges; (v) other expenses incurred by the Group’s sales and marketing personnel. Marketing and promotional expenses are expensed as sales and marketing expenses when the services are received. For the years ended June 30, 2024, 2025 and 2026, marketing and promotional expenses were nil, RMB11,841, and RMB88,901, respectively.

General and administrative expenses
(aa)	General and administrative expenses

General and administrative expenses consist primarily of salaries and benefits (including share-based compensation expenses) and related expenses for employees involved in general corporate functions, including finance, legal and human resources, rental fees, and professional service fees.

Research and development expenses
(ab)	Research and development expenses

Research and development expenses primarily consist of (i) salaries and benefits for the Group’s in-house creative design and product development teams, who are responsible for the design of IP characters and the diversification of product category portfolios, and (ii) other expenses associated with aforementioned activities, including office rental, general expenses and depreciation expenses.

Share-based compensation expenses
(ac)	Share-based compensation expenses

All share-based awards granted to the founder, management, directors and employees, including restricted ordinary shares and share options, are measured at fair value on grant date. Share based compensation expense is recognized using the graded-vesting method over the requisite service period, which is the vesting period. The Group accounts for share-based compensation benefits granted to grantee in accordance with ASC 718 Stock Compensation. Information relating to the plans is set out in Note 21.

The Group uses the binomial option-pricing model or other appropriate methods to estimate the fair value of share options. The determination of estimated fair value of share-based payment awards on the grant date is affected by the fair value of the Company’s ordinary shares as well as assumptions regarding a number of complex and subjective variables. These variables include the expected value volatility of the Company over the expected term of the awards, actual and projected employee share option exercise behaviors, a risk-free interest rate, exercise multiple and expected dividend yield, if any.

Some awards are granted with service only conditions and some awards granted with both performance conditions and service conditions. For awards granted with performance conditions and service conditions, the Company evaluates the likelihood of performance conditions being met at each reporting period. Share-based compensation costs are recorded when the performance conditions are considered probable for the number of awards expected to vest on a graded-vesting basis, net of estimated forfeitures, over the requisite service period. The Group has chosen to account for forfeitures related to service condition aspects when they occur. The compensation cost of the awards granted with performance conditions and service conditions is measured based on the fair value of the awards when all conditions to establish the grant date have been met.

Employee benefits
(ad)	Employee benefits

Full-time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiaries and the consolidated VIEs of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the contributions made. Employee social security and welfare benefits included as expenses of continuing operations in the consolidated statements of operations and comprehensive income amounted to nil, RMB1,384 and RMB21,625 for the years ended June 30, 2024, 2025 and 2026, respectively. The total balances of employee welfare benefits, including the accruals for estimated underpaid amounts, were approximately RMB12,755 and RMB9,367 as of June 30, 2025 and 2026, respectively.

Taxation
(ae)	Taxation

Income taxes

Current income taxes are provided based on(loss)/income before income tax for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carry forwards and credits. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be reversed or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the statement of comprehensive (loss)/income in the period of the enactment of the change.

The Group considers positive and negative evidence when determining whether a portion or all its deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry-forward periods, its experience with tax attributes expiring unused, and its tax planning strategies. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carry-forward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Group has considered possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carry-forwards, (iii) future taxable income arising from implementing tax planning strategies, and (iv) specific known trend of profits expected to be reflected within the industry. The Group records a valuation allowance to reduce the amount of deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized.

Value added Tax (“VAT”)

For the sales of products, the Group is subject to VAT at the rate of 3% for small scale VAT taxpayer and 13% for general VAT payer. For services provided, the Group is subject to VAT at the rate of 6% depending on whether the entity is a general taxpayer, and related surcharges on revenue generated from providing services. Entities that are VAT general taxpayers are allowed to offset qualified input VAT, paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in the line item of accrued expense and other liabilities on the face of balance sheet. The Group records revenue net of value added tax and the Group records the related surcharges as cost of revenues.

Comprehensive income
(af)	Comprehensive income

Comprehensive income is defined to include all changes in equity of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Comprehensive income includes net income and foreign currency translation adjustments of the Group.

Segment reporting
(ag)	Segment reporting

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer. The CODM reviews separate financial information presented for each segment of the Group and measures the performance of each segment primarily based on segment revenue and segment gross profit.

For the year ended June 30, 2024, the Group identified two operating segments, including learning service and others and consumer business. For the year ended June 30, 2025, as a result of the acquisition of Shenzhen Letsvan in March 2025 (Note 3), the Group identified one more operating segment, pop toy business. Subsequent to the disposal of Divested Business in September 2025 (Note 4), the Group’s CODM relies upon the consolidated results of operations as a whole for the only remaining pop toy business when making decisions about allocating resources and assessing the performance of the Group. As a result of the assessment made by CODM, the Group has only one reportable segment as defined by ASC 280.

As the Group’s long-lived assets are substantially all located in the PRC and substantial portion of the Group’s revenues are derived from the PRC, no geographical segments are presented.

Impact of newly adopted accounting pronouncement
(ah)	Impact of newly adopted accounting pronouncement

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). The standard requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid, among other enhancements to improve the effectiveness of income tax disclosures. For public business entities, ASU 2023-09 is effective for annual periods beginning after December 15, 2024. For entities other than public business entities, ASU 2023-09 is effective for annual periods beginning after December 15, 2025; however, early adoption is permitted. The Group adopted the amendments prospectively for the fiscal year ended June 30, 2026. Please refer to Note 18 for further details.

Recently issued accounting pronouncements not yet adopted
(ai)	Recently issued accounting pronouncements not yet adopted

The Group qualifies as an “emerging growth company”, or EGC, pursuant to the Jumpstart Our Business Startups Act of 2012, as amended, or the JOBS Act. As an EGC, the Group does not need to comply with any new or revised financial accounting standards until such date that a private company is otherwise required to comply with such new or revised accounting standards.

In November 2024, the FASB issued ASU 2024-03, “Income Statement –Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses,” which requires entities to disaggregate operating expenses into specific categories such as employee compensation, depreciation, and intangible asset amortization, by relevant expense caption on the statement of operations. The standard is effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted on either a prospective or retrospective basis. The Company is currently evaluating the impact of adopting ASU 2024-03 on its consolidated financial statements and related disclosures. The amendments only impact disclosures and are not expected to have an impact on the Group’s financial condition and results of operations.

In July 2025, the FASB issued ASU 2025-05, “Financial Instruments—Credit Losses (Topic 326) Measurement of Credit Losses for Accounts Receivable and Contract Assets”, which provides (1) all entities with a practical expedient and (2) entities other than public business entities with an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. The standard is effective for interim and annual periods beginning after December 15, 2025. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. The Group is currently evaluating the impact of adopting ASU 2025-05.

In September 2025, the FASB issued ASU 2025-06, Intangibles-Goodwill and Other-Internal Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software (“ASU 2025-06”), which removes all references to software development project stages so that the guidance is neutral to different software development methods. Therefore, under ASU 2025-06, software capitalization will begin when management has authorized and committed to funding the software project and when it is probable that the project will be completed and the software will be used to perform the function intended. ASU 2025-06 will be effective for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods with early adoption permitted. The guidance is to be applied on a prospective basis, or on a modified transition approach or a retrospective transition approach. The Group does not expect the adoption of the ASU to have a material impact on the consolidated financial statements.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities (“ASU 2025-10”), which provides updated guidance on how to recognize, measure, and present government grants. The ASU will be effective for annual reporting periods beginning after December 15, 2028, including interim periods within those annual reporting periods, with early adoption permitted. The Group does not expect the adoption of the ASU to have a material impact on the consolidated financial statements.